Income Taxes (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	35.00%
Percentage threshold limit of deductible net interest	30.00%
Federal income tax expense (benefit)	$ 0	$ 0
Federal net operating loss carryforwards, subject to expiration	140,700
Federal net operating loss carryforwards, not subject to expiration	140,100
State net operating loss carryforwards, subject to expiration	142,800
Increase in valuation allowance	$ 3,500
Federal and state operating loss carry forwards expiration year	2020
Estimated maximum amount of distributions to Gaia	$ 1,100